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                                                                 [LOGO]
                                                                 HARTFORD LIFE


May 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549
Attention:  Filing Room

     Re:  Hartford Life Insurance Company
          Separate Account Two
          File No.  33-19945

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment; and

     (2) the most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 13, 1999.

If you should have any questions regarding the foregoing, please feel free to contact me at (860) 843-4891.


Sincerely,

/s/Brian Lord
Brian Lord

Assistant Counsel

Enclosure: